Income and expenses	12 Months Ended
Dec. 31, 2019
Income and expenses
Income and expenses

25.   Income and expenses

25.1 Sales

Sales by segment for the years ended December 31 are as follows:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Electrometallurgy - North America	551,500	710,716	541,143
Electrometallurgy - Europe	1,049,576	1,447,973	1,083,200
Electrometallurgy - South Africa	136,292	208,543	122,504
Other segments	43,147	62,075	50,782
Eliminations	(165,293)	(187,305)	(65,353)
Total	1,615,222	2,242,002	1,732,276

Sales by geographical area for the years ended December 31 are as follows:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Spain	183,969	242,733	244,574
Germany	249,911	359,737	245,152
Italy	99,796	138,796	94,590
Other EU Countries	329,988	487,340	340,877
USA	533,764	674,243	547,309
Rest of World	217,794	339,153	259,774
Total	1,615,222	2,242,002	1,732,276

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2018 and 2017 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.2 Staff costs

Staff costs are comprised of the following for the years ended December 31:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Wages, salaries and similar expenses	208,317	263,794	221,341
Pension plan contributions	12,787	12,084	13,582
Employee benefit costs	63,925	62,984	65,112
Total	285,029	338,862	300,035

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2018 and 2017 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.3 Depreciation and amortization charges, operating allowances and write-downs

Depreciation and amortization charges, operating allowances and write-downs are comprised of the following for the years ended December 31:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Amortization of intangible assets (Note 8)	7,305	9,312	8,440
Depreciation of property, plant and equipment (Note 9)	112,824	104,532	89,924
Other write-downs and reversals	65	(7)	2,038
Total	120,194	113,837	100,402

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2018 and 2017 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

Included within other write-downs and reversals for the year ended December 31, 2017 are $1,784 thousand, relating to the change in impairment losses on uncollectible trade receivables.

25.4 Finance income and finance costs

Finance income is comprised of the following for the year ended December 31:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Finance income of related parties (Note 23)	68	72	224
Other finance income	1,312	4,786	2,185
Total	1,380	4,858	2,409

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2018 and 2017 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

Finance costs are comprised of the following for the year ended December 31:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Interest on debt instruments	33,705	34,188	28,961
Interest on loans and credit facilities	15,533	8,249	15,834
Interest on note and bill discounting	373	205	7,403
Interest on leases	1,972	119	163
Trade receivables securitization expense (Note 10)	9,192	11,708	7,256
Other finance costs	2,450	2,597	352
Total	63,225	57,066	59,969

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2018 and 2017 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.5 Impairment losses and net loss (gain) due to changes in the value of assets

Impairment losses and net loss (gain) due to changes in the value of assets are comprised of the following for the years ended December 31:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Impairment of goodwill (Note 7)	174,008	—	30,618
Impairment of intangible assets (Note 8)	211	16,073	443
Impairment of property, plant and equipment (Note 9)	1,224	42,846	(104)
Impairment of non-current financial assets	456	—	684
Impairment losses	175,899	58,919	31,641

(Increase) decrease in fair value of biological assets (Note 28)	530	7,615	(7,504)
Other loss	1,044	8	—
Net (gain) loss due to changes in the value of assets	1,574	7,623	(7,504)

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2018 and 2017 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

25.6 Loss (gain) on disposal of non-current assets

Loss (gain) on disposal of non-current assets is comprised of the following for the years ended December 31:

	2019	2018 (*)	2017 (*)
	US$'000	US$'000	US$'000
Loss on disposal of intangible assets	—	—	503
Gain on disposal of property, plant and equipment	(353)	(2,950)	(1,779)
Loss on disposal of property, plant and equipment	1,761	162	3,733
(Gain) loss on disposal of other non-current assets	(6)	(29)	1,859
Loss (gain) on disposal of subsidiary	821	(11,747)	—
Total	2,223	(14,564)	4,316

(*)Our Spanish hydroelectric operations were disposed in August 2019. Accordingly, the consolidated income statements for prior periods 2018 and 2017 have been restated to reclassify the results of the Spanish energy business within  “Profit (loss) for the year from discontinued operations.”

On September 19, 2019, Ferroglobe closed on the sale of its subsidiary Ultracore Polska ZOO, which manufactures cored wire in Poland, recognized a loss on disposal of $821 thousand. On December, 2018, the Company completed the sale of its majority interest in its Spanish subsidiary Hidro Nitro Española S.A. to an entity sponsored by a Sapnish renewable energies fund. The Company received net cash proceeds of $20,533 thousand and recognized a gain on disposal of $11,747 thousand.